MATERIAL ACCOUNTING POLICIES (Schedule related to property, plant and equipment) (Details)	12 Months Ended
Dec. 31, 2024
Land
Mineral Properties, and Property, Plant and Equipment
Measurement bases, property, plant and equipment	Not depreciated
Buildings, others
Mineral Properties, and Property, Plant and Equipment
Depreciation method, property, plant and equipment	Straight line
Buildings, others | Bottom of range
Mineral Properties, and Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	6 years
Buildings, others | Top of range
Mineral Properties, and Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	10 years
Mineral properties
Mineral Properties, and Property, Plant and Equipment
Measurement bases, property, plant and equipment	Units of production
Depreciation method, property, plant and equipment	Declining balance
Buildings located at mine
Mineral Properties, and Property, Plant and Equipment
Measurement bases, property, plant and equipment	Units of production
Depreciation method, property, plant and equipment	Declining balance
Leasehold improvements
Mineral Properties, and Property, Plant and Equipment
Depreciation method, property, plant and equipment	Straight line
Leasehold improvements | Bottom of range
Mineral Properties, and Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	4 years
Leasehold improvements | Top of range
Mineral Properties, and Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	8 years
Processing plant
Mineral Properties, and Property, Plant and Equipment
Measurement bases, property, plant and equipment	Units of production
Depreciation method, property, plant and equipment	Declining balance
Machinery and equipment
Mineral Properties, and Property, Plant and Equipment
Depreciation method, property, plant and equipment	Straight line
Machinery and equipment | Bottom of range
Mineral Properties, and Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	3 years
Machinery and equipment | Top of range
Mineral Properties, and Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	12 years
Furniture and other equipment
Mineral Properties, and Property, Plant and Equipment
Depreciation method, property, plant and equipment	Straight line
Furniture and other equipment | Bottom of range
Mineral Properties, and Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	2 years
Furniture and other equipment | Top of range
Mineral Properties, and Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	12 years
Transport units
Mineral Properties, and Property, Plant and Equipment
Depreciation method, property, plant and equipment	Straight line
Transport units | Bottom of range
Mineral Properties, and Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	4 years
Transport units | Top of range
Mineral Properties, and Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	5 years
Capital work in progress
Mineral Properties, and Property, Plant and Equipment
Measurement bases, property, plant and equipment	Not depreciated